Organization and Business Description	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

E-Power Inc. (“EPOW”), previously known as Global Internet of People, Inc., Sunrise New Energy Co. Ltd., or GIOP, is an exempted company with limited liability incorporated under the laws of the Cayman Islands on February 22, 2019. It is a holding company with no business operation.

On March 22, 2019, EPOW incorporated Global Mentor Board Information Technology Limited (“GMB HK”), a limited liability company formed in accordance with laws and regulations of Hong Kong. GMB HK is currently not engaging in any active business and is merely acting as a holding company of Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”). GIOP BJ was incorporated by GMB HK as a Foreign Enterprise in China on June 3, 2019.

GIOP BJ incorporated Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH”, formerly known as Global Mentor Board (Beijing) Information Technology Co., Ltd.) and Shidong Cloud (Beijing) Education Technology Co., Ltd. (“Shidong Cloud”) on December 5, 2014 and December 22, 2021, respectively.

SDH is a limited liability company incorporated on December 5, 2014 under the laws of China. Since 2017, SDH established several subsidiaries in China, including Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB Hangzhou”) and its subsidiary Guizhou Yuanneng Zhihui Enterprise Management Partnership Enterprise (Limited Partnership) (“Guizhou Yuanneng”), Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”), Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”), which has a subsidiary, Mentor Board Voice of Seedling (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”), Shidong (Beijing) Information Technology Co., Ltd. (“GMB (Beijing)”), and, Beijing Mentor Board Health Technology Co., Ltd. (“GMB Health”) and its subsidiary Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”), Zibo Shidong Digital Technology Co., Ltd. (“Zibo Shidong”) and its subsidiaries, Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”, disposal in March 2023), Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”, deregistered in July 2023) and Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”, deregistered in April 2023). SDH and its subsidiaries are primarily engaged in providing peer-to-peer knowledge sharing and enterprise services to clients in the People’s Republic of China (“PRC”).

On October 8, 2021, EPOW incorporated SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”), a limited liability company formed in accordance with laws and regulations of Hong Kong. SDH New Energy is acting as a holding company of Zhuhai (Zibo) Investment Co., Ltd (“Zhuhai Zibo”) and Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”). Zhuhai Zibo and Zhuhai Guizhou were incorporated by SDH New Energy as Foreign Enterprises in China on October 15, 2021 and November 23, 2021, respectively. On August 5, 2025, EPOW and SDH New Energy entered into a joint venture agreement with Kekecely Ltd and Simple Cloud Technology to establish Alchemistica Inc. under the laws of the State of Delaware, to support the expansion of the Company’s operations into the United States. EPOW and SDH New Energy would collectively contribute a total of $710,000 and would hold a combined 71% equity interest in Alchemistica Inc.

On August 26, 2022, GMB HK transferred its equity interest in GIOP BJ to Zhuhai Zibo. GIOP BJ eventually became the wholly owned subsidiary of Zhuhai Zibo.

On November 8, 2021, Zhuhai Zibo incorporated Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”). Sunrise Guizhou incorporated Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”) and Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”) on April 26, 2022 and December 13, 2022, respectively. On July 2, 2022, Sunrise Guizhou entered into purchase agreements with original shareholders of Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”, formerly as Anlong Hengrui Graphite Material Co., Ltd.) to acquire 100% of Sunrise Tech’s assets and equity ownership. On July 7, 2022, Sunrise Tech became the wholly owned subsidiary of Sunrise Guizhou. Sunrise Guizhou and its subsidiaries are primarily engaged in manufacturing lithium battery materials to clients in the PRC. Sunrise Tech several subsidiaries, including Guizhou Chenhui Trading Co., Ltd. (“Sunrise Chenhui”) on March 25, 2024, Shenzhen Sunrise Yitan New Energy Technology Co., Ltd. (“Sunrise Yitan”) and Shenzhen Sunrise Suiyuan New Materials Technology Co., Ltd. (“Sunrise Suiyuan”) on June 24, 2024, Guizhou Yihui New Energy Co., Ltd. on October 10, 2024 (disposal in January 2026) and Sunrise Anhui New Energy Materials Co., Ltd. on January 21, 2025.

As described below, EPOW, through a restructuring which was accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries, and the primary beneficiary of the variable interest entity (the “VIE”), SDH, and the VIE’s subsidiaries for accounting purposes under accounting principles generally accepted in the United States of America (“U.S. GAAP”) to the extent that SDH’s the financials results of is consolidated to the consolidated statements under U.S. GAAP. EPOW, its subsidiaries, the VIE and the VIE’s subsidiaries, are collectively hereinafter referred as the “Company”.

On June 10, 2019, GIOP BJ entered into a series of contractual arrangements with SDH and shareholders of SDH. These agreements include an Exclusive Technical and Consulting Service Agreement, an Exclusive Service Agreement, an Exclusive Option Agreement and Powers of Attorney (collectively “VIE Agreements”). Pursuant to the above VIE Agreements, GIOP BJ has the exclusive right to provide SDH with comprehensive technical support, consulting services and other services in relation to the principal business during the term the VIE Agreement. All the above contractual arrangements obligate GIOP BJ to absorb a majority of the risk of loss from business activities of SDH and entitle GIOP BJ to receive a majority of their residual returns. In essence, GIOP BJ is the primary beneficiary of SDH for accounting purpose under U.S. GAAP. EPOW, together with its wholly owned subsidiaries, GIOP BJ, VIE and VIE’s subsidiaries were effectively under common control by the same shareholders before and after the Reorganization. Therefore, SDH is considered as a VIE under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”.

The consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
Global Mentor Board Information Technology Limited (“GMB HK”)	March 22, 2019	HK	100% by the Company	Holding company
Alchemistica Inc. (“Alchemistica”)	August 5, 2025	The U.S.	71% by the Company	Business development on lithium battery materials
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”)	June 3, 2019	PRC	100% by the Company	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”)	December 22, 2021	PRC	75% by the Company	Educational consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”)	October 8, 2021	HK	100% by the Company	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”)	October 15, 2021	PRC	100% by the Company	New energy investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”)	November 23, 2021	PRC	100% by the Company	New energy investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”)	November 8, 2021	PRC	39.35% by the Company, and 1.45% by the VIE	Manufacture of lithium battery materials
Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”)	September 1, 2011, acquired through an asset acquisition on July 7, 2022	PRC	39.35% by the Company, and 1.45% by the VIE	Manufacture of lithium battery materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”)	April 26, 2022	PRC	20.07% by the Company, and 0.74% by the VIE	Manufacture of lithium battery materials
Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”)	December 13, 2022	PRC	39.35% by the Company, and 1.45% by the VIE	Research and development
Shenzhen Sunrise Yitan New Energy Technology Co., Ltd. (“Sunrise Yitan”)	June 24, 2024	PRC	25.58% by the Company, and 0.94% by the VIE	Research and development of Sodium-ion battery
Shenzhen Sunrise Suiyuan New Materials Technology Co., Ltd. (“Sunrise Suiyuan”)	June 24, 2024	PRC	25.58% by the Company, and 0.94% by the VIE	Research and development of silicon carbon battery
Guizhou Chenhui Trading Co., Ltd. (“Sunrise Chenhui”)	March 25, 2024	PRC	39.35% by the Company and 1.45% by the VIE	Sales of lithium battery materials
Guizhou Yihui New Energy Co., Ltd.	October 10, 2024	PRC	39.35% by the Company, and 1.45% by the VIE, disposal in January 2026	Sales of lithium battery materials
Sunrise Anhui New Energy Materials Co., Ltd. (Sunrise Anhui )	January 21, 2025	PRC	39.35% by the Company, and 1.45% by the VIE	Production of lithium battery materials
Variable Interest Entity (“VIE”) and subsidiaries of VIE
Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH” or “VIE”)	December 5, 2014	PRC	N/A	Knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”)	November 1, 2017	PRC	100% by the VIE	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”)	June 30, 2017	PRC	51% by the VIE	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”)	June 22, 2017	PRC	51% by the VIE	Cultural and artistic exchanges and planning, conference services provider
Shidong (Beijing) Information Technology Co., LTD. (“GMB (Beijing)”)	June 19, 2018	PRC	51% by the VIE	Information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”)	August 29, 2018	PRC	30.6% by the VIE	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”)	October 16, 2020	PRC	100% by the VIE	Technical services provider
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”)	November 29, 2021	PRC	Disposed in March 2023	Business incubation services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”)	July 27, 2021	PRC	Deregistered in July 2023	Enterprise information technology integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”)	January 7, 2022	PRC	100% by the VIE	Health services
Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”)	July 16, 2021	PRC	100% by the VIE	Health services
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”)	March 4, 2022	PRC	Deregistered in April 2023	Agricultural technology service
Guizhou Yuanneng Zhihui Enterprise Management Partnership Enterprise (Limited Partnership) (“Guizhou Yuanneng”)	April 1, 2024	PRC	94% by the VIE	Holding company

The VIE contractual arrangements

Neither the Company nor the Company’s subsidiaries own any equity interest in SDH. Instead, The Company directs the activities and receives the economic benefits of SDH’s business operation through a series of contractual arrangements. GIOP BJ, SDH and its shareholders entered into a series of contractual arrangements, also known as VIE Agreements, in June 2019.

Each of the VIE Agreements is described in detail below:

Exclusive Technical and Consulting Services Agreement

Pursuant to the Exclusive Technical and Consulting Services Agreement between SDH and GIOP BJ (the “Exclusive Service Agreement”), GIOP BJ provides SDH with technical support, consulting services, business support and other management services relating to its day-to-day business operations and management, on an exclusive basis, utilizing its advantages in technology, human resources, and information. For services rendered to SDH by GIOP BJ under the Exclusive Service Agreement, GIOP BJ is entitled to collect a service fee approximately equal to SDH’s earnings before corporate income tax, i.e., SDH’s revenue after deduction of operating costs, expenses and other taxes, subject to adjustment based on services rendered and SDH’s operation needs.

This agreement became effective on June 10, 2019 and will remain effective unless otherwise terminated as required by laws or regulations, or by relevant governmental or regulatory authorities otherwise terminated earlier in accordance with the provisions of this agreement or relevant agreements separately executed between the parties. Nevertheless, this agreement shall be terminated after all the equity interest in SDH held by its shareholders and/or all the assets of SDH have been legally transferred to GIOP BJ and/or its designee in accordance with the Exclusive Option Agreement (described below).

The Chief Executive Officer (“CEO”) of GIOP BJ, Mr. Haiping Hu, is currently managing SDH pursuant to the terms of the Exclusive Service Agreement. The Exclusive Service Agreement does not prohibit related party transactions. The Company’s audit committee will be required to review and approve in advance any related party transactions, including transactions involving GIOP BJ or SDH.

Equity Pledge Agreement

Under the Equity Pledge Agreement between GIOP BJ, and shareholders of SDH, together holding 100% of the shares of SDH (“SDH Shareholders”), the SDH Shareholders pledged all of their equity interests in SDH to GIOP BJ to guarantee the performance of SDH’s obligations under the Exclusive Service Agreement. Under the terms of the Equity Pledge Agreement, in the event that SDH or the SDH Shareholders breach their respective contractual obligations under the Exclusive Service Agreement, GIOP BJ, as pledgee, will be entitled to certain rights, including, but not limited to, the right to collect dividends generated by the pledged equity interests. The SDH Shareholders also agreed that upon occurrence of any event of default, as set forth in the Equity Pledge Agreement, GIOP BJ is entitled to dispose of the pledged equity interests in accordance with applicable PRC laws. The SDH Shareholders further agreed not to dispose of the pledged equity interests or take any actions that would prejudice GIOP BJ’s interests without the prior written consent of GIOP BJ.

The Equity Pledge Agreement is effective until: (1) the secured debt in the scope of pledge is cleared off; and (2) Pledgers transfer all the pledged equity interests to Pledgees according to the Equity Pledge Agreement, or other entity or individual designated by it.

The purposes of the Equity Pledge Agreement are to (1) guarantee the performance of SDH’s obligations under the Exclusive Service Agreement; (2) make sure the SDH Shareholders do not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice GIOP BJ’s interests without GIOP BJ’s prior written consent. In the event SDH breaches its contractual obligations under the Exclusive Service Agreement, GIOP BJ will be entitled to dispose of the pledged equity interests.

Exclusive Option Agreement

Under the Exclusive Option Agreement, the SDH Shareholders irrevocably granted GIOP BJ (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in SDH or the assets of SDH. The option price to be paid by GIOP BJ to each shareholder of SDH is RMB 10 (US$1.37) or the minimum amount to the extent permitted under PRC law at the time when such transfer occurs.

Under the Exclusive Option Agreement, GIOP BJ may at any time under any circumstances, purchase, or have its designee purchase, at its discretion, to the extent permitted under PRC law, all or part of the SDH Shareholders’ equity interests in SDH or the assets of SDH. The Equity Pledge Agreement, together with the Equity Pledge Agreement, the Exclusive Service Agreement, and Powers of Attorney, enable GIOP BJ to be the primary beneficiary of SDH.

The Exclusive Option Agreement remains effective until all the equity or assets of SDH is legally transferred under the name of GIOP BJ and/or other entity or individual designated by it, or unilaterally terminated by GIOP BJ within 30-day prior written notice.

Powers of Attorney

Under each of the Powers of Attorney, the SDH Shareholders authorized GIOP BJ to act on their behalf as their exclusive agent and attorney with respect to all rights as shareholders, including, but not limited to: (a) attending shareholders’ meetings; (b) exercising all the shareholder’s rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association, including, but not limited to, the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer, and other senior management members of SDH.

The Powers of Attorney are irrevocable and continuously valid from the date of execution of the Powers of Attorney, so long as the SDH Shareholders own the equity interests of SDH.

Spousal Consent

Pursuant to the Spousal Consent, each spouse of the individual shareholders of SDH irrevocably agreed that the equity interest in SDH held by their respective spouses would be disposed of pursuant to the Equity Interest Pledge Agreement, the Exclusive Option Agreement, and the Powers of Attorney. Each spouse of the shareholders agreed not to assert any rights over the equity interest in SDH held by their respective spouses. In addition, in the event that any spouse obtains any equity interest in SDH through the respective shareholder for any reason, he or she agrees to be bound by the contractual arrangements.

Risks in relation to the VIE structure

EPOW believes that the contractual arrangements among GIOP BJ, the VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the EPOW’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and the VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and the VIE;
●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and the VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and the VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

The Company’s ability to conduct its wisdom sharing and enterprise consulting business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIE.

For the year ended December 31, 2025, Zibo Shidong provided an interest-free loan of $427,687 to GIOP BJ; Sunrise Guizhou repaid a loan of $139,130 to Zibo Shidong, bearing interest rate at 4%; Sunrise Chenhui provided an interest-free loan of $278,261 to Zibo Shidong; (iv) Sunrise Guizhou repaid a loan of $166,957, bearing interest rate at 4% to GMB Hangzhou and (v) Zibo Shidong paid $42,002 on behalf of the Company for legal fees associated with the 2025 Series A Ordinary Share issuance.

For the year ended December 31, 2024, the Company provided $1,300,000 interest free loans to a VIE subsidiary, Zibo Shidong; VIE provided interest free loans of $77,268 to GIOP BJ; Zibo Shidong provided interest free loans of 150,880 to GIOP BJ; Sunrise Guizhou provided loans of $166,766 with 4% interest rate to GMB (Hangzhou); and Sunrise Guizhou provided loans of $347,430 with 4% interest rate to Zibo Shidong.

The Company had provided interest free loans of $400,000 to Zibo Shidong for the year ended December 31, 2023.

The following financial statements of the VIE and VIE’s subsidiaries were included in the consolidated financial statements as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023:

	As of December 31,
	2025	2024
Cash and cash equivalents	$66,439	$176,235
Restricted cash	5,639	-
Accounts receivable, net	2,778,887	232,652
Notes receivable	-	1,933
Inventories	4,862	4,658
Due from related parties	690,275	385,537
Prepaid expenses and other current assets	1,641,308	526,676
Total current assets	5,187,410	1,327,691

Long-term prepayments and other non-current assets		-
Plant, property and equipment, net	2,394,098	2,440,004
Intangible assets, net	21,399	23,539
Long-term investments	2,246,307	2,007,957
Total non-current assets	4,661,804	4,471,500

Total assets	$9,849,214	$5,799,191

Accounts payable	$510,514	$2,744,054
Deferred revenue	841,219	1,763,831
Deferred government subsidy	2,859,962	2,739,989
Income taxes payable	500,820	488,626
Due to related parties	163,426	170,270
Accrued expenses and other current liabilities	406,554	357,733
Total current liabilities	5,282,495	8,264,503

Total liabilities	$5,282,495	$8,264,503
	For the years ended December 31,
	2025	2024	2023
Total net revenues	$284,133	$683,414	$656,113
Net loss	$(1,194,100)	$(1,362,215)	$(3,697,384)

	For the years ended December 31,
	2025	2024	2023
Net cash (used in) provided by operating activities	$(1,349,922)	$2,305,030	$(423,730)
Net cash (used in) provided by investing activities	$(789,312)	$693,138	-
Net cash (used in) provided by financing activities	$(13,913)	$(199,832)	$400,000